CONSULTING GROUP CAPITAL MARKETS FUNDS (“TRUST”)

SUPPLEMENT DATED JULY 20, 2016,

TO THE STATEMENT OF ADDITIONAL INFORMATION (“SAI”) DATED JANUARY 1, 2016, AS

RESTATED MARCH 1, 2016

This Supplement provides new and additional information beyond that contained in the SAI and should be read in conjunction with such SAI.

Effective immediately, the following replaces the information in the Officers portion of the Trustee and Officers table under Trustee and Officers of the Trust beginning on page 35 of the SAI:

Name, Address and Date of Birth	Position(s) Held with Trust	Term of Office*** and Length of Time Served	Principal Occupation(s) During Past Five Years

OFFICERS
Francis Smith Morgan Stanley 522 Fifth Avenue, 4thFloor New York, NY 10036 Birth Year: 1965	Chief Financial Officer (“CFO”) and Treasurer	Since 2014	Executive Director, Morgan Stanley (2001-present); Treasurer and Principal Financial Officer of various Morgan Stanley Funds (2003-present)

Eric Metallo Morgan Stanley 485 Lexington Ave, 11th Floor New York, NY 10017 Birth Year: 1976	Chief Legal Officer and Secretary	Since August 2015	Executive Director, Morgan Stanley Wealth Management (2014-present); Senior Vice President and Associate General Counsel, Pine Bridge Investments (2011-2014); Corporate Counsel, Franklin Templeton Investments (2006-2011)

Philip Stack Morgan Stanley 2000 Westchester Avenue, 3rd Floor Purchase, NY 10577 Birth Year: 1964	Chief Compliance Officer	Since 2013	Executive Director, Morgan Stanley (2015-Present); Vice President, Morgan Stanley (2013-2015); Vice President Corporate Audit Group – Compliance, Morgan Stanley (2012-2013); Vice President, Director of Investment Compliance and Risk Management, Gannett Welsh & Kotler (2008-2012)

Donna Marley Morgan Stanley Delaware Corporate Center II	Chief Administrative Officer	Since August 2015	Executive Director, Morgan Stanley (2009-present); Director, Consulting Group Product and Programs, Morgan Stanley (2011-present); Director, Consulting Group Risk Management, Morgan Stanley (2009-2011)
2 Righter Parkway, 3rd Floor Wilmington, DE 19803 Birth Year: 1955	Chief Operating Officer	2011-2015

Robert Garcia Morgan Stanley 522 Fifth Avenue, 12th Floor New York, NY 10036	Chief Operating Officer Co-Chief Operating Officer	Since May 2016 August 2015-May 2016	Executive Director, Morgan Stanley (2016-present); Head of Packaged Digital Solutions, Morgan Stanley (2015-present); Head of Strategy and Development- Global Investment Solutions, Morgan Stanley (2013-2015); Overlay Portfolio Manager, Morgan Stanley (2009-2013)
Birth Year: 1983	Investment Officer	Since July 2015

Franceen Jansen Morgan Stanley 522 Fifth Avenue, 12th Floor New York, NY 10036	Investment Officer	Since August 2015	Executive Director, Morgan Stanley (2010-2015)

Birth Year: 1959

Name, Address and Date of Birth	Position(s) Held with Trust	Term of Office*** and Length of Time Served	Principal Occupation(s) During Past Five Years

Brian Mulley Morgan Stanley 522 Fifth Avenue, 11th Floor New York, NY 10036	Investment Officer	Since August 2015	Investment Analyst, Executive Director, Morgan Stanley (2005-present)

Birth Year: 1977

Paul Ricciardelli Morgan Stanley 522 Fifth Avenue, 14th Floor New York, NY 10036	Investment Officer	Since August 2015	Head of Manager Solutions, Morgan Stanley (2015-present); Head of IAR/GIMA, Morgan Stanley (2011- present); Director, Investment Management and Guidance, Merrill Lynch (1999-2011)

Birth Year: 1969

Matthew Rizzo Morgan Stanley Delaware Corporate Center II 2 Righter Parkway, 3rd Floor Wilmington, DE 19803	Investment Officer	Since August 2015	Executive Director, Manager Solutions, Morgan Stanley (2015- present); Head of Investment Strategy and Content, Morgan Stanley (2012-2015); Senior Analyst, Morgan Stanley Smith Barney (2006-2012)

Birth Year: 1970

Sukru Saman Morgan Stanley 2000 Westchester Avenue Purchase, NY 10577	Investment Officer	Since August 2015	Investment Officer, Morgan Stanley Wealth Management (2013-present); Due Diligence Analyst, Morgan Stanley Wealth Management (2009-2013)

Birth Year: 1972

Lisa Shalett Morgan Stanley 522 Fifth Avenue, 12th Floor New York, NY 10036	Investment Officer	Since August 2015	Head of Investment and Portfolio Strategies, Morgan Stanley (2013-present); Chief Investment Officer, Bank of America/Merrill Lynch (2011-2013); Head of Alliance Growth Equities, Alliance Bernstein (1995-2010)

Birth Year: 1963

Drew Soffer Morgan Stanley Delaware Corporate Center II 2 Righter Parkway, 3rd Fl Wilmington, DE 19803	Investment Officer	Since August 2015	Executive Director, Morgan Stanley (2010-present)

Birth Year: 1967

Michael Wilson Morgan Stanley 522 Fifth Avenue, 12th Floor New York, NY 10036	Investment Officer	Since August 2015	Managing Director, Chief Investment Officer, Morgan Stanley Wealth Management (2012-present); Managing Director, Head of Content Distribution Institutional Equities Division, Morgan Stanley (2009-2012)

Birth Year: 1967

Anthony Scaturro Morgan Stanley 485 Lexington Ave, 11th Floor New York, NY 10017	Anti-Money Laundering (“AML”) Compliance Officer	Since August 2015	AML Compliance Officer, Morgan Stanley (2014-present); Field Compliance Officer, Morgan Stanley (2009-2014)

Birth Year: 1974

Name, Address and Date of Birth	Position(s) Held with Trust	Term of Office*** and Length of Time Served	Principal Occupation(s) During Past Five Years

James J. Tracy Morgan Stanley 2000 Westchester Avenue Purchase, NY 10577 Birth Year: 1957	Product Management Officer Trustee Chief Executive Officer and President	Since May 2016 2013-2015 2013-2015	Managing Director, Director of Consulting Group Wealth Advisory Solutions (2012-present); Director, Morgan Stanley (2012-present); Managing Director, Director of National Sales and Business Development, Morgan Stanley (2011-2012); Managing Director and Chief Operating Officer of Distribution and Development for Global Wealth Management, Morgan Stanley (2010-2011)

Katen Rubeo Morgan Stanley 2000 Westchester Avenue Purchase, NY 10577 Birth Year: 1983	Product Management Officer	Since May 2016	Head of Strategic Initiatives for Consulting Group and Practice Management, Morgan Stanley (2016-Present); Head of Business Control for Consulting Group, Morgan Stanley (2015-2016); Head of Consulting Group Advisor, Morgan Stanley (2011-2015)

Steven Ross Morgan Stanley 522 Fifth Avenue, 4thFloor New York, NY 10036 Birth Year: 1971	Assistant Treasurer	Since 2014	Executive Director, Morgan Stanley (2013-present); Vice President, Morgan Stanley (2005-2013)

Robert Creaney Morgan Stanley One Financial Place 440 South LaSalle Street 39th Floor Chicago, IL 60605 Birth Year: 1974	Assistant Treasurer	Since 2014	Executive Director, Morgan Stanley (1997-present)

Michael Conklin Morgan Stanley One Financial Place 440 South LaSalle Street 39th Floor Chicago, IL 60605 Birth Year: 1977	Assistant Treasurer	Since 2014	Vice President, Morgan Stanley (2013-present); Vice President, First Trust Portfolios (2009-2013)

Suzan M. Barron Brown Brothers Harriman & Co. (“BBH&Co.”) 50 Post Office Square Boston, MA 02110 Birth Year: 1964	Assistant Secretary	Since 2011	Practice Lead for Portfolio Compliance, Fund Administration, BBH&Co. (2015-present); Senior Vice President and Senior Investor Services Counsel, Corporate Secretary and Regulatory Support Practice of Fund Administration, BBH&Co. (2005-present)

EMERGING MARKETS EQUITY FUND

Effective July 20, 2016, Van Eck Associates Corporation (“VanEck”) will commence as a new investment sub-adviser to the Emerging Markets Equity Fund.

Effective July 20, 2016, the following is added to the Other Accounts Managed by Portfolio Managers disclosure related to the Emerging Markets Equity Fund in the Portfolio Manager Disclosure table on page 55 of the SAI:

Van Eck Associates Corporation

Portfolio Manager(s)	Registered Investment Company		Other Pooled Investment Vehicles		Other Accounts
	Accounts(1)	Assets(1)	Accounts(1)	Assets(1)	Accounts(1)	Assets(1)
David Semple	4	$1,177.44 mm	1	$31.07 mm	0	$0
Angus Shillington	4	$1,177.44 mm	1	$31.07 mm	0	$0

(1)	Information is as of May 31, 2016.

Effective July 20, 2016, the following is added to the information under Portfolio Manager Compensation beginning on page 67 of the SAI:

Van Eck Associates Corporation (“VanEck”)

Compensation consists of base salary, merit bonuses and profit-share bonuses. Bonuses are based upon the quality of investment analysis and management of the funds for which they serve as portfolio managers and investment team members. Portfolio managers and investment team members who oversee client accounts (“Accounts”) with significantly different fee structures are generally compensated with a discretionary bonus rather than a set formula to help reduce potential conflicts of interest.

There is no set formula for calculating a portfolio manager’s discretionary bonuses. In determining a portfolio manager’s bonus, management evaluates a portfolio manager’s job performance by reviewing the quality of their investment analysis across all of the funds for which they serve as portfolio manager. Management also takes into consideration the performance of a fund(s) relative to their benchmarks and peers and cooperation with other portfolio managers and analysts. Management also takes market/competitor compensation and company profitability into consideration. An analyst’s discretionary bonus is determined using the same factors of job performance, market compensation and company profitability. Management believes that this approach avoids conflicts of interest with portfolio managers that manage multiple funds and accounts with varying fee schedules.

Van Eck also offers its key employees a generous benefit program that includes a retirement (profit sharing) plan to which the Firm makes matching contributions, subject to plan and IRS limitations.

Effective July 20, 2016, the following is added to the information under Potential Conflicts of Interest beginning on page 79 of the SAI:

Van Eck Associates Corporation (“VanEck”)

Van Eck (and its principals, affiliates or employees) may serve as investment adviser to other client accounts and conduct investment activities for their own accounts. Such “Other Clients” may have investment objectives or may implement investment strategies similar to those of the Fund. When Van Eck implements investment strategies for Other Clients that are similar or directly contrary to the positions taken by a Fund, the prices of the Fund’s securities may be negatively affected. For example, when purchase or sales orders for a Fund are aggregated with those of other Funds and/or Other Clients and allocated among them, the price that the Fund pays or receives may be more in the case of a purchase or less in a sale than if Van Eck served as adviser to only the Fund. When Other Clients are selling a security that a Fund owns, the price of that security may decline as a result of the sales. The compensation that Van Eck receives from Other Clients may be higher than the compensation paid by a Fund to Van Eck. Van Eck does not believe that its activities materially disadvantage a Fund. Van Eck has implemented procedures to monitor trading across the Funds and its Other Clients.”

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE